Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	¥ 20,988,131	¥ 5,844,321	¥ 2,321,219
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	20,041,955	5,546,754	2,171,231
Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 946,176	¥ 297,567	¥ 149,988